Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,791,000
Previously Paid Amount	0.00
Total Fee Amount	1,628.34
Total Offset Amount	0.00
Net Fee	1,628.34
Narrative - Max Aggregate Offering Price	$ 11,791,000
Final Prospectus	true